Other Current and Long-term Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
Ordinary shares payable	$ 1,206,609	$ 8,223,928
Share-based payment liability	$ 1,400,000	$ 1,311,028